UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


Boston Income Portfolio
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 GNC HOLDINGS INC.                                                                           Agenda Number:  933961876
--------------------------------------------------------------------------------------------------------------------------
        Security:  36191G107
    Meeting Type:  Annual
    Meeting Date:  22-May-2014
          Ticker:  GNC
            ISIN:  US36191G1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JEFFREY P. BERGER                                         Mgmt          For                            For
       ALAN D. FELDMAN                                           Mgmt          For                            For
       JOSEPH M. FORTUNATO                                       Mgmt          For                            For
       MICHAEL F. HINES                                          Mgmt          For                            For
       AMY B. LANE                                               Mgmt          For                            For
       PHILIP E. MALLOTT                                         Mgmt          For                            For
       ROBERT F. MORAN                                           Mgmt          For                            For
       C. SCOTT O'HARA                                           Mgmt          For                            For
       RICHARD J. WALLACE                                        Mgmt          For                            For

2      THE RATIFICATION OF THE APPOINTMENT OF                    Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
       AUDITORS FOR THE COMPANY'S 2014 FISCAL YEAR

3      THE APPROVAL, BY NON-BINDING VOTE, OF THE                 Mgmt          For                            For
       COMPENSATION PAID TO THE COMPANY'S NAMED
       EXECUTIVE OFFICERS IN 2013, AS DISCLOSED IN
       THE PROXY MATERIALS



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/14/2014